Shareholders' Equity (Details) - USD ($)			1 Months Ended									12 Months Ended
	Jan. 07, 2019	Jan. 04, 2018	Dec. 24, 2021	Dec. 20, 2021	Dec. 17, 2021	Sep. 25, 2021	Jul. 21, 2021	Feb. 22, 2021	Jul. 21, 2020	May 23, 2018	Mar. 23, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 14, 2020
Shareholders' Equity (Details) [Line Items]
Common stock authorized (in Shares)												500,000,000	500,000,000
Common stock par value (in Dollars per share)												$ 0.001	$ 0.001
Common stock issued (in Shares)												31,370,000	20,820,000
Total cash proceeds		$ 20										$ 16,637,200		$ 6,851,401
Professional fees												2,083,019	$ 1,744,395	$ 794,221
Common shares cancelled (in Shares)						319,820
Fair value of shares												$ 1,024,361
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Company offered common shares (in Shares)	1,800,000
Common stock price per share (in Dollars per share)	$ 4
Initial public offering amount	$ 6,478,801
Net proceeds amount	6,500,000
Escrow deposit	500,000
Initial potential indemnification obligation	$ 500,000
Escrow period	2 years
Sale of additional common shares (in Shares)	270,000
Sale of stock price per share (in Dollars per share)	$ 4
Net proceeds raised after deducting underwriting discounts	$ 993,600
Incease in common stock, value	$ 7,472,401
Incease in common stock, shares (in Shares)	2,070,000
Stock Option Plan [Member]
Shareholders' Equity (Details) [Line Items]
Common stock authorized (in Shares)															2,000,000
Securities Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Company offered common shares (in Shares)								4,300,000
Common stock price per share (in Dollars per share)								$ 3.7
Gross proceeds				$ 2,000,000				$ 15,910,000
Net proceeds from transactions								$ 14,637,200
Investors investment amount				$ 2,000,000
Common stock purchased shares (in Shares)				5,000,000
Purchase price per share (in Dollars per share)				$ 0.4
Restricted Stock Award Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued (in Shares)			292,500		531,300
Fair value of shares			$ 229,028		$ 475,514
Restricted Stock Award Agreement [Member] | Two Thousand Nineteen Share Incentive Plan [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued (in Shares)			292,500		531,300
Fair value of shares			$ 229,028		$ 475,514
MMTEC, Inc.
Shareholders' Equity (Details) [Line Items]
Common stock par value (in Dollars per share)		$ 0.001								$ 0.001	$ 0.18
Common stock issued (in Shares)		20,000								45,000,000	8,980,000
Total cash proceeds										$ 45,000	$ 1,616,400
Tony Wayne Network Technology Co. [Member]
Shareholders' Equity (Details) [Line Items]
Common stock issued (in Shares)									750,000
Professional fees									$ 1,005,000
Shares issued (in Shares)							750,000
Fair value of shares							$ 1,005,000
Recognized amount							$ 1,005,000
Fortune Fintech Limited [Member]
Shareholders' Equity (Details) [Line Items]
Issued shares (in Shares)						426,200
Shares issued (in Shares)						426,200
Fair value of shares						$ 319,820